PATENTS AND TRADEMARKS (Tables)	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Patents and trademarks

	2021	2020
Patents and trademarks	$309,205	$301,770
Less: Accumulated amortization	(242,723)	(237,355)
Patents and trademarks, Net	$66,482	$64,415